Provision for reclamation liabilities (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Provision for reclamation liabilities (Details) [Line Items]
Estimated discounted cash flows of future reclamation costs		$ 8.4	$ 6.2
Undiscounted future cash ouflows		8.2	6.2
Reclamation disbursements		3.3	0.8
Rehabilitation expenses	$ 7.4	5.4
KSM [Member]
Provision for reclamation liabilities (Details) [Line Items]
Deposit with financial institution pledged as security		8.5	5.2
Reclamation Liabilities [Member]
Provision for reclamation liabilities (Details) [Line Items]
Deposit with financial institution pledged as security		$ 15.2	$ 6.8